                         OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
                           Supplement dated March 10, 2003 to the
                             Prospectus dated November 27, 2002

1.    The section titled "Portfolio Managers" on page 14 of the Prospectus is deleted and replaced with the following:

     Portfolio Managers.  The Fund is managed by a portfolio management team comprised of
     Ronald Fielding and other investment professionals selected from the Manager's
     Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.

     Mr. Fielding is a Senior Vice President of the Manager since January 1996 and a Vice
     President of the Fund.  Mr. Fielding serves in a similar capacity for other
     Oppenheimer funds.

March 10, 2003                                              795PS025

               OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
                 Supplement dated March 10, 2003 to the
       Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

1.   The supplement dated January 2, 2003 is hereby withdrawn.

2.   Effective  December 31, 2002,  Mr. Leon Levy  resigned as a Trustee of the Fund and Mr.
     Clayton  Yeutter  was  elected as  Chairman  of the Board,  effective  January 1, 2003.
     Therefore,  the  Statement  of  Additional  Information  is  revised  by  deleting  the biography  for Mr.  Levy  on  page 29 and by  adding  the  following  to Mr.  Yeutter's biography:  "Chairman of the Board of Trustees."

3.   In the Trustee  compensation table on page 33, the title of "Chairman" after Mr. Levy's name is deleted and the title of  "Chairman"  is added  after Mr.  Yeutter's  name.  In addition,  the following  footnote is added following Mr. Levy's name and following Mr.
     Yeutter's name:

        5Effective  January 1, 2003,  Clayton Yeutter became Chairman of the Board of Trustees of the Board I Funds upon the retirement of Leon Levy.

4.   The  biographical  information  for Mr. Anthony Tanner on page 32 along with references to Mr. Tanner on pages 28 and 31 are deleted.

March 10, 2003                                              PX795.018